Retirement Plans (Tables)	12 Months Ended
Sep. 30, 2011
Retirement Plans [Abstract]
Retirement savings plan

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Matching contributions to EZCORP 401(k) Plan	$377	$260	$178
Matching contributions to Value Financial Services 401(k) Plan	—	—	97

Total Matching contributions	$377	$260	$275

Contribution and amortized expense related to the Supplemental Executive Retirement Plan

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Contributions to the Supplemental Executive Retirement Plan	$701	$746	$579
Amortized expense due to Supplemental Executive Retirement Plan	$526	$562	$463